Pension and other post-retirement benefits (Defined benefit plans) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Actuarial loss (gain) arising from:
Administrative costs paid	$ 245,539	$ 172,029
Pension Plans [member]
Disclosure of fair value of plan [line items]
Current service cost	1,567	2,302
Interest income or (cost)	(2,326)	(1,710)
Return on assets excluding interest income	(18)	555
Pension Plans [member] | Plan Assets [Member]
Disclosure of fair value of plan [line items]
Fair value of plan assets, beginning of year	4,402	5,693
Interest income or (cost)	201	157
Return on assets excluding interest income	18	(555)
Actuarial loss (gain) arising from:
Benefits paid	(901)	(890)
Administrative costs paid	(3)	(3)
Fair value of plan assets, end of year	3,717	4,402
Pension Plans [member] | Defined Benefit Obligations [Member]
Disclosure of fair value of plan [line items]
Defined benefit obligation, beginning of year	51,218	69,998
Current service cost	1,567	2,302
Interest income or (cost)	2,527	1,867
Actuarial loss (gain) arising from:
- financial assumptions	4,784	(20,913)
- experience adjustment	1,559	1,396
Benefits paid	(1,704)	(3,666)
Foreign exchange	87	234
Defined benefit obligation, end of year	60,038	51,218
Defined benefit liability [note 15]	(56,321)	(46,816)
Other Benefit Plans [Member]
Disclosure of fair value of plan [line items]
Current service cost	689	915
Interest income or (cost)	(987)	(726)
Return on assets excluding interest income	0	0
Other Benefit Plans [Member] | Plan Assets [Member]
Disclosure of fair value of plan [line items]
Fair value of plan assets, beginning of year	0	0
Interest income or (cost)	0	0
Return on assets excluding interest income	0	0
Actuarial loss (gain) arising from:
Benefits paid	0	0
Administrative costs paid	0	0
Fair value of plan assets, end of year	0	0
Other Benefit Plans [Member] | Defined Benefit Obligations [Member]
Disclosure of fair value of plan [line items]
Defined benefit obligation, beginning of year	19,364	24,697
Current service cost	689	915
Interest income or (cost)	987	726
Actuarial loss (gain) arising from:
- financial assumptions	443	(5,881)
- experience adjustment	18	161
Benefits paid	(820)	(1,254)
Foreign exchange	0	0
Defined benefit obligation, end of year	20,681	19,364
Defined benefit liability [note 15]	$ (20,681)	$ (19,364)